Amounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Amounts Receivable and Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses
($000s)	December 31, 2023	December 31, 2022
HST	4,493	4,247
Prepaid expenses and other receivables	3,270	3,973
	7,763	8,220